Provision for legal claims (Details) - Provision For Probable Losses [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Opening balance	R$ 824	R$ 1,207
Additions	861	303
Monetary restatement	105	114
Reversal/payments	(365)	(800)
Acquisition Agrifirma	60
Ending balance	1,485	824
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	802	990
Additions	418	278
Monetary restatement	103	114
Reversal/payments	(365)	(580)
Acquisition Agrifirma	60
Ending balance	1,018	802
Administrative [Member]
Disclosure of other provisions [line items]
Opening balance
Additions	65
Monetary restatement	2
Reversal/payments
Ending balance	67
Tax [Member]
Disclosure of other provisions [line items]
Opening balance		195
Additions
Monetary restatement
Reversal/payments		(195)
Acquisition Agrifirma
Ending balance
Civil [Member]
Disclosure of other provisions [line items]
Opening balance	22	22
Additions	378	25
Monetary restatement
Reversal/payments		(25)
Acquisition Agrifirma
Ending balance	R$ 400	R$ 22